Shareholders' equity	12 Months Ended
Mar. 31, 2018
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Shareholders' equity

25. Shareholders’ equity

Authorised Share Capital:

As at March 31, 2018 the authorised equity share capital of Vedanta Limited comprised 44,020,100,000 equity shares with a par value of ₹ 1 each.

During the previous year, the authorized equity share capital of the Company had changed pursuant to the scheme of Merger (Refer note 1).

The Company has one class of equity shares having a par value of ₹ 1 per share. Each shareholder is eligible for one vote per share held and dividend as and when declared by the Company.

Issued, subscribed and fully paid up share capital:

Vedanta Limited’s issued equity share capital was ₹ 3,718 million and ₹ 3,718 million ($ 57 million) consisting of 3,717,493,092 and 3,717,493,092 equity shares as at March 31, 2017 and March 31, 2018, respectively. This includes 54,254,975 and 62,106,174 American Depository Shares (“ADS”) as at March 31, 2017 and March 31, 2018, respectively.

Equity share capital of ₹ 3,718 million as at March 31, 2017 also included 752.5 million shares to be issued pursuant to the scheme of Merger (Refer note 1).

Securities premium

Securities premium is created to record amounts received in excess of the par value of shares in separate account as required by the Indian Companies Act. The securities premium account may be applied by the company towards the issue of unissued shares of the company to the members of the company as fully paid bonus shares, writing off the preliminary expenses of the company, writing off the expenses of, or the commission paid or discount allowed on any issue of shares or debentures of the company, providing for the premium payable on the redemption of any redeemable preference shares or of any debentures of the company; or for the purchase of its own shares or other securities.

Retained earnings includes amongst others, general reserve, debenture redemption reserve, capital reserve and preference share redemption reserve.

General reserve

Under the erstwhile Indian Companies Act 1956, a general reserve was created through an annual transfer of net income at a specified percentage in accordance with applicable regulations. The purpose of these transfers was to ensure that if a dividend distribution in a given year is more than 10.0% of the paid-up capital of the Company for that year, then the total dividend distribution is less than the total distributable results for that year. Consequent to introduction of Companies Act 2013, the requirement to mandatory transfer a specified percentage of the net profit to general reserve has been withdrawn. The balances in general reserves, as determined in accordance with applicable regulations, was ₹ 191,052 million and ₹191,052 million ($ 2,934 million) as at March 31, 2017 and March 31, 2018 respectively. (Also refer dividend section below).

Debenture redemption reserve

The Indian Companies Act requires companies that issue debentures to create a debenture redemption reserve from annual profits until such debentures are redeemed. Companies are required to maintain 25% as a reserve of outstanding redeemable debentures. The amounts credited to the debenture redemption reserve may not be utilized except to redeem debentures. Retained earnings include ₹ 17,696 million and ₹ 14,770 million ($ 227 million) of debenture redemption reserve as at March 31, 2017 and March 31, 2018 respectively.

Preference share redemption reserve

The Indian Companies Act provides that companies that issue preference shares may redeem those shares from profits of the Company which otherwise would be available for dividends, or from proceeds of a new issue of shares made for the purpose of redemption of the preference shares. If there is a premium payable on redemption, the premium must be provided, either by reducing the additional paid in capital (securities premium account) or out of profits, before the shares are redeemed.

If profits are used to redeem preference shares, the value of the nominal amount of shares redeemed should be transferred from profits (retained earnings) to the preference share redemption reserve account. This amount should then be utilised for the purpose of redemption of redeemable preference shares. This reserve can be used to issue fully paid-up bonus shares to the shareholders of Vedanta Limited. Retained earnings include ₹ 769 million and ₹ 769 million ($ 12 million) of preference share redemption reserve as at March 31, 2017 and March 31, 2018 respectively.

Capital reserve

The balance in capital reserve as at March 31, 2017 and March 31, 2018 is ₹ 190,186 million and ₹ 187,763 million ($ 2,884 million) respectively. The said balance has mainly arisen pursuant to extinguishment of non-controlling interests of erstwhile Cairn India Limited in the previous year pursuant to merger as described in note 1.

Dividends

Each equity share holder is entitled to dividends as and when Vedanta Limited declares and pays dividends after obtaining shareholder approval / board approval in case of an interim dividend. Dividends are paid in Indian Rupees. Remittance of dividends outside India is governed by Indian law on foreign exchange and is subject to applicable taxes.

On April 29, 2015 the board of directors of Vedanta Limited recommended a final dividend of ₹ 2.35 per equity share for the year ended March 31, 2015, which was approved by the shareholders’ at the annual general meeting, held on July 11, 2015. The dividend amounting to ₹ 6,967 million has been subsequently paid before the due date.

On October 27, 2015 the board of directors of Vedanta Limited declared an interim dividend of ₹ 3.5 per equity share for the year ended March 31, 2016. The dividend amounting to ₹ 10,378 million has been subsequently paid before the due date.

On October 28, 2016 the board of directors of Vedanta Limited declared an interim dividend of ₹ 1.75 per equity share for the year ended March 31, 2017. The dividend amounting to ₹ 5,189 million has been subsequently paid before the due date.

On March 30, 2017 the board of directors of Vedanta Limited declared an interim dividend of ₹ 17.70 per equity share for the year ended March 31, 2017. The dividend amounting to ₹ 65,800 million has been subsequently paid.

On March 13, 2018 the board of directors of Vedanta Limited declared an interim dividend of ₹ 21.20 ($0.33) per equity share for the year ended March 31, 2018. The dividend amounting to ₹ 78,810 million ($1,210 million) has been subsequently paid before the due date.

On March 13, 2018 the board of directors of Vedanta Limited also declared dividend @ 7.5% p.a. on the redeemable preference shares as per their terms of issuance of ₹ 2,090 million ($ 32 million). These preference shares were issued on April 28, 2017 and dividend is payable uptil the end of financial year i.e. March 31, 2018. The same has been accounted for as interest cost and has been recorded in the consolidated statement of profit and loss.

If profits for a year are insufficient to declare dividends, dividends for that year may be declared and paid out from accumulated profits on the following conditions:

•	The rate of dividend declared shall not exceed the average of the rates at which dividend was declared by the company in the three years immediately preceding that year;

•	The total amount to be drawn from such accumulated profits shall not exceed one-tenth of the sum of the company’s paid-up share capital and free reserves as appearing in the latest audited financial statement;

•	The amount so drawn shall first be utilised to set off the losses incurred in the financial year in which dividend is declared before any dividend in respect of equity shares is declared; and

•	The balance of reserves after such withdrawal shall not fall below fifteen per cent of the company’s paid up share capital as appearing in the latest audited financial statement.